General	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
General

Note 1:    General

Bay Banks of Virginia, Inc. (the “Company”) owns 100% of the Bank of Lancaster (the “Bank”), 100% of Bay Trust Company, Inc. (the “Trust Company”) and 100% of Steptoes Holdings, LLC (“Steptoes Holdings”). The consolidated financial statements include the accounts of the Bank, the Trust Company, Steptoes Holdings and Bay Banks of Virginia, Inc.

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”) and to the general practices within the banking industry. In management’s opinion, all adjustments, consisting only of normal recurring adjustments necessary for a fair presentation of the consolidated financial statements, have been included. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year or for any other interim periods. These consolidated financial statements should be read in conjunction with the consolidated financial statements and notes to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.

Certain amounts presented in the consolidated financial statements of prior periods have been reclassified to conform to current year presentations. The reclassifications had no effect on net income, net income per share or shareholders’ equity as previously reported.

Note  1. Organization and Presentation

Organization. Bay Banks of Virginia, Inc. (the “Company”) is a bank holding company that conducts substantially all of its operations through its two active subsidiaries, the Bank of Lancaster and Bay Trust Company.

The Bank of Lancaster (the “Bank”) is a state-chartered bank and a member of the Federal Reserve System. It serves businesses, professionals and consumers on the Northern Neck and Middle Peninsulas of Virginia and the Greater Richmond, Virginia market. The Bank has branch offices in the Virginia counties of Chesterfield, Henrico, Lancaster, Middlesex, Northumberland, Richmond, Westmoreland, and in the City of Richmond, Virginia. Each branch office offers a full range of deposit and loan products to its retail and commercial customers. A substantial amount of the Bank’s deposits are interest bearing. The majority of the Bank’s loan portfolio is secured by real estate.

Bay Trust Company (the “Trust Company”) provides management services for personal and corporate trusts, including estate planning, estate settlement, and trust administration from its main office in Kilmarnock, Virginia. Products include revocable and irrevocable living trusts, testamentary trusts, custodial accounts, investment management accounts and managed, as well as self-directed, rollover Individual Retirement Accounts.

Basis of Presentation. The consolidated financial statements of the Company include the accounts of Bay Banks of Virginia, Inc. and its subsidiaries, Bank of Lancaster and Bay Trust Company. All significant intercompany balances and transactions have been eliminated in consolidation.

Certain amounts presented in the consolidated financial statements of prior periods have been reclassified to conform to the current year presentations. The reclassifications had no effect on net income, net income per share or shareholders’ equity as previously reported.